Document and Entity Information	Aug. 08, 2019
Cover [Abstract]
Entity Registrant Name	Wave Life Sciences Ltd.
Entity Address, Country	SG
Amendment Flag	false
Entity Central Index Key	0001631574
Document Type	8-K
Document Period End Date	Aug. 08, 2019
Entity Incorporation State Country Code	U0
Entity File Number	001-37627
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	7 Straits View #12-00
Entity Address, Address Line Two	Marina One
Entity Address, City or Town	East Tower
Entity Address, Postal Zip Code	018936
City Area Code	+65
Local Phone Number	6236 3388
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	$0 Par Value Ordinary Shares
Trading Symbol	WVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false